December 1, 2021

Summary

Prospectus

USAA SMALL CAP STOCK FUND

Fund Shares (USCAX) ⬛ Institutional Shares (UISCX)

Before you invest, you may want to review the Fund's statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund's statutory prospectus and other information about the Fund (including the Fund's Statement of Additional Information ("SAI") online at VictoryFunds.com. You also can get this information at no cost by calling (800) 235-8396 or by sending an e-mail request to VictoryMail@vcm.com. The Fund's statutory prospectus and SAI dated December 1, 2021, are incorporated hereby by reference.

You also may obtain this information at no cost from your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective

The USAA Small Cap Stock Fund (the "Fund") seeks long- term growth of capital.

Fees and Expenses

The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

Fund Inst.

Shares Shares

None None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares

Management Fee	0.80%1	0.81%1
Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.30%	0.24%

Total Annual Fund Operating Expenses	1.10%	1.05%

Fee Waiver/Expense Reimbursement	None	(0.01%)

Total Annual Fund Operating Expenses	1.10%2	1.04%2
after Reimbursement

1The management fee (which is equal to an annualized rate of 0.75% of the Fund's average daily net assets) may fluctuate by share class (increase or decrease by up to +/- 0.06% of the average nets assets of a share class) based on a share class' performance relative to the Lipper Small-Cap Core Funds Index. Assets and performance are each measured over a rolling 36-month period (or number of months beginning July 1, 2019, if fewer). See Fund Management section for a description of the performance adjustment fee.

2Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least June 30, 2023. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$112	$350	$606	$1,340

Inst. Shares	$106	$332	$578	$1,281

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality, value, and/or growth. The Fund defines small-cap stocks as those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in either the S&P SmallCap 600 Index or the Russell 2000 Index at the time of purchase. Market capitalization of the companies may change with market conditions and with the composition of each index.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund's investments are subject to the following principal risks:

Small-Capitalization Stock Risk – The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short- term or may last for extended periods.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and

Institutional Shares. The bar chart illustrates the Fund Shares' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index, an additional broad-based securities market index with investment characteristics similar to the Fund, and an index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at VictoryFunds.com or by calling (800) 235-8396.

Risk/Return Bar Chart

Annual Returns for Periods Ended December 31

50%

40%37.66%

30%	28.98%

22.24%

20%					18.88%

	14.85%

10%						10.13%

			2.67%

0%

-2.15%

-10%
				-5.31%			-9.92%

-20%

2011	2012	2013	2014	2015	2016	2017	2018	2019	2020

Year-to-date return of Fund Shares as of September 30, 2021, was 14.70%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	33.13%	December 31, 2020
Lowest Quarter	-31.06%	March 31, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after- tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns

For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years

Fund Shares

Return Before Taxes	22.24%	13.21%	10.83%

Return After Taxes on Distributions	19.57%	10.83%	8.81%

Return After Taxes on Distributions and Sale of Fund Shares	14.44%	9.98%	8.30%

Institutional Shares

Return Before Taxes	22.40%	13.34%	11.05%

Indexes

Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	19.96%	13.26%	11.20%

S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.37%	11.92%

Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	10.69%	11.35%	9.99%

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Munder Capital Management ("Munder"), RS Investments Value ("RS Value"), Integrity Asset Management ("Integrity"), THB Asset Management ("THB") investment franchises, its Victory Solutions platform, and Granahan Investment Management, Inc. ("GIMI"), which has been retained to serve as a subadviser.

Portfolio Managers

Tenure with
	Title	the Fund

Tony Y. Dong, CFA	Chief Investment Officer,	Since 2019
Munder

Robert E. Crosby	Senior Portfolio Manager,	Since 2019
Munder

Robert Glise, CFA	Senior Portfolio Manager and	Since 2019
Equity Analyst, Munder

Gavin Hayman, CFAPortfolio Manager and Senior		Since 2019
Equity Analyst, Munder

Brian S. Matuszak,	Senior Portfolio Manager,	Since 2019
CFA	Munder

Sean D. Wright,	Equity Analyst, Munder	Since 2019
CFA

Robert J. Harris	Chief Investment Officer, RS	Since July 2020
Value

Joseph Mainelli	Portfolio Manager, RS Value	Since July 2020
Tenure with
	Title	the Fund

Daniel G. Bandi	Chief Investment Officer,	March 2021
Integrity

Daniel J. DeMonica	Senior Portfolio Manager,	March 2021
Integrity

Adam I. Friedman	Senior Portfolio Manager,	March 2021
Integrity

Joe A. Gilbert	Portfolio Manager, Integrity	March 2021

J. Bryan Tinsley	Portfolio Manager, Integrity	March 2021

Michael P. Wayton	Portfolio Manager, Integrity	March 2021

Christopher N.	Chief Investment Officer, THB March 2021
Cuesta

Manish Maheshwari Portfolio Manager, THB		March 2021

Mannik S. Dhillon,	President, VictoryShares and	Since 2019
CFA, CAIA	Solutions

Jennifer M.	Senior Vice President,	Since 2012
Pawloski	Managing Director, and
Portfolio Manager, GIMI

Andrew L. Beja,	Senior Vice President,	Since 2012
CFA	Managing Director, and
Portfolio Manager, GIMI

David M. Rose,	Chief Investment Officer,	Since 2015
CFA	Managing Director, and
Portfolio Manager, GIMI

Jeffrey A. Harrison,	Senior Vice President,	Since 2015
CFA	Managing Director, and
Portfolio Manager, GIMI

Richard Watson,	Senior Vice President and	Since August
CFA	Portfolio Manager, GIMI	2021

Purchase and Sale of Shares Tax Information

Investment Minimums	Fund Shares	Inst. Shares

Minimum Initial Investment	$3,000	$1,000,000

Minimum Subsequent Investments	$50	None

You may purchase or sell Fund Shares on any business day through VictoryFunds.com or by telephone at (800) 235-8396. You also may purchase or sell Fund Shares through certain other financial intermediaries. If you have opened an account directly with the Fund, you also may purchase and sell Fund Shares by mail at P.O. Box 182593, Columbus, OH 43218- 2593. The Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Institutional Shares are not offered for sale directly to the general public. The Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

The Fund intends to make distributions that generally will be taxed to you as ordinary income or long-term capital gains, unless you are a tax-exempt investor or you invest through an IRA, 401(k) plan, or other tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

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